INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following as of September 30, 2025 and 2024 (in thousands):

	As of September 30,
	2025	2024
Raw materials	¥41,391	¥29,240
Work in progress	213,409	154,231
Finished goods	9,486	23,165
Total	¥264,286	¥206,636